Statutory Net Income and Surplus (Details) - American Life and Security Corporation - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Capital and Surplus			$ 20,033,157	$ 20,979,285
Nebraska Department of Insurance
Statutory Net Loss	$ 4,541,349	$ (149,247)	1,843,725	$ (4,283,351)
Capital and Surplus	27,350,123		19,507,325
Nebraska Department of Insurance | Multi Year Guaranteed Annuity
Annuity sales	86,502,950	$ 79,500,172	145,747,737
Annuity sales pending			9,568,290
Nebraska Department of Insurance | Fixed Index Annuity
Annuity sales	$ 193,034,208		15,616,831
Annuity sales pending			$ 2,571,687